Shareholders’ Equity (Details 2)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	3,458,805	3,618,509	3,701,595
Options Exercisable	1,208,306	1,721,287
11.13 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	325,000
Remaining contractual life	2 years
Options Exercisable	325,000
13.52 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	100,000
Remaining contractual life	2 years 3 months
Options Exercisable	100,000
17.16 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life	2 years 5 months
Options Exercisable
17.14 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life	2 years 8 months
Options Exercisable	50,000
10.45 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	859,165
Remaining contractual life	3 years
Options Exercisable	204,999
13.14 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	605,000
Remaining contractual life	4 years
Options Exercisable	101,667
16.94 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life	4 years 10 months
Options Exercisable
15.46 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	568,000
Remaining contractual life	5 years
6.30 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	26,640
Options Exercisable	26,640
10.36 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	350,000
Remaining contractual life	3 years
Options Exercisable	350,000
9.72 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life	6 months
Options Exercisable	50,000
9.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	425,000
Remaining contractual life	1 year 6 months
Options Exercisable
Minimum | 6.30 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Remaining contractual life	3 months
Maximum | 6.30 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Remaining contractual life	2 years 2 months